Schedule of allowance for credit losses for trade and other receivables (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year		$ 398,607
At end of financial year		398,607	$ 398,607
End of financial year	$ 305,352	398,607
Trade receivables [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	45,642	59,582	50,748
Addition	(7,451)	(9,727)	8,834
At end of financial year	38,191	49,855	59,582
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		398,607	318,886
Beginning of financial year	305,352
Addition			79,721
At end of financial year		$ 398,607	$ 398,607
End of financial year	$ 305,352